ALLOWANCES FOR DOUBTFUL RECEIVABLES AND ADVANCES	12 Months Ended
Dec. 31, 2014
ALLOWANCES FOR DOUBTFUL RECEIVABLES AND ADVANCES [Abstract]
ALLOWANCES FOR DOUBTFUL RECEIVABLES AND ADVANCES

4. ALLOWANCES FOR DOUBTFUL RECEIVABLES AND ADVANCES

Allowances for doubtful receivables are comprised of allowances for accounts receivable and allowances for other receivables. The Company establishes an allowance for doubtful accounts primarily based on factors surrounding the credit risk of specific customers.

The Company made provision for doubtful debts in the aggregate amount of $852,278, $3,658,491 and $5,710,167 during the year ended December 31, 2012, 2013 and 2014, respectively.

Analysis of allowances for accounts receivable is as follows:

	At December 31,
	2012	2013	2014
Beginning of the year	$1,090,274	$1,821,755	$4,869,942
Allowances made during the year	852,278	3,459,401	5,436,023
Write off	(143,197)	(485,807)	(2,371,420)
Foreign exchange effect	22,400	74,593	(296,111)
Closing balance	$1,821,755	$4,869,942	$7,638,434

Analysis of allowances for other receivables is as follows:

	At December 31,
	2012	2013	2014
Beginning of the year	$8,739,314	$8,695,727	$8,904,534
Allowances made during the year	3,412	203,101	234,898
Write off	(47,702)	-	-
Foreign exchange effect	703	5,706	(8,628)
Closing balance	$8,695,727	$8,904,534	$9,130,804

Analysis of allowances for advances for purchases of property, plant and equipment is as follows:

	At December 31,
	2012	2013	2014
Beginning of the year	$1,267,565	$1,275,355	$1,306,139
Allowances (reversal) made during the year	(5,125)	(6,640)	12,983
Foreign exchange effect	12,915	37,424	(33,076)
Closing balance	$1,275,355	$1,306,139	$1,286,046

Analysis of allowances for advances to suppliers is as follows:

	At December 31,
	2012	2013	2014
Beginning of the year	$4,405,850	$4,424,649	$4,442,627
Allowances made during the year	1,713	2,629	26,263
Foreign exchange effect	17,086	15,349	(9,403)
Closing balance	$4,424,649	$4,442,627	$4,459,487